Sector Regulation and Electricity System Operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Summary of Supply Limitations Imposed On Unregulated Market

Country	kW threshold
Argentina	>30 kW
Brazil	>2,000 kW or >500 kW (1)
Colombia	>100 kW or 55 MWh/month
Costa Rica	Not applicable (2)
Guatemala	>100 kW
Panamá	>100 kW
Peru	>200 kW (3)

(1) The > 500 kW limit is applied if energy from renewable sources is purchased, which is encouraged by the government through a toll discount.

(2) In Costa Rica there is only one electricity purchaser, which is the ICE, therefore, there is no concept of a free customer.

(3) D.S. 018-2016-EM established that:

•The demand of customers that can opt between the regulated and free market (those with demand from 200 to 2,500 kW) is measured at each point of supply.

•Customers whose demand at each point of supply is greater than 2,500 kW are necessarily free customers.